Land Use Rights, Net	6 Months Ended
Mar. 31, 2025
Land Use Rights, Net [Abstract]
LAND USE RIGHTS, NET

NOTE 7 – LAND USE RIGHTS, NET

Land use rights as of March 31, 2025 and September 30, 2024 consisted of the following:

	March 31, 2025	September 30, 2024
Land use rights, cost	$4,850,486	$5,015,749
Less: accumulated amortization	(669,161)	(642,591)
Land use rights, net	$4,181,325	$4,373,158

Amortization expense was $47,914 and $48,476 for the six months ended March 31, 2025 and 2024, respectively.